Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Inventory [Line Items]
Inventories
5. Inventories
Major classifications of inventories are as follows (in thousands):

	As of
	September 30, 2025	December 31, 2024
Raw materials	$3,863	$2,204
Work-in-process	192	19

Total inventories	$4,055	$2,223

6. Inventories Major classifications of inventories are as follows (in thousand s) :

	As of December 31,
	2024	2023
Raw materials	$2,204	$1,066
Work-in-process	19	213

Total inventories	$2,223	$1,279